REVENUE, SEGMENT INFORMATION (Tables)	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF REVENUE AND COST BY MAJOR REVENUE TYPE

The following table presents revenue by major revenue type for the years ended March 31, 2025, 2024 and 2023, respectively:

	Year ended March 31,
	2023	2024	2025
	USD	USD	USD

Soil and rock transportation	9,858,453	8,436,223	10,668,170
Diesel oil trading	729,930	-	-
Miscellaneous construction works	554,755	5,028,207	8,607,503
Total	11,143,138	13,464,430	19,275,673

The following table presents cost by major revenue type for the years ended March 31, 2025, 2024 and 2023, respectively:

	Year ended March 31,
	2023	2024	2025
	USD	USD	USD

Soil and rock transportation	7,794,151	6,888,147	9,897,110
Diesel oil trading	692,538	-	-
Miscellaneous construction works	478,402	3,807,679	7,698,898
Total	8,965,091	10,695,826	17,596,008